SFD related costs (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Aircraft Operations
Charter Hire Reimbursements	$ 0	$ (389,513)	$ (662,383)
Lease Payments	404,777	412,742	453,101
Operating Expenses	773,406	1,085,640	1,320,352
Aircraft Operations Expense	1,178,183	1,108,869	1,111,070
Survey Projects	0	115,299	0
Total Survey Expenses	$ 1,178,183	$ 1,224,168	$ 1,111,070